Consolidated statement of comprehensive income $ in Millions	12 Months Ended
	Oct. 31, 2021 USD ($) $ / shares		Oct. 31, 2020 USD ($) $ / shares		Oct. 31, 2019 USD ($) $ / shares
Continuing operations [Abstract]
Revenue	$ 2,899.9		$ 3,001.0		$ 3,348.4
Cost of sales	(776.3)		(702.7)		(789.9)
Gross profit	2,123.6		2,298.3		2,558.5
Selling and distribution expenses	(1,344.6)		(1,112.1)		(1,224.8)
Research and development expenses	(521.8)		(513.6)		(491.2)
Administrative expenses	(522.8)		(3,334.0)		(620.8)
Operating loss	(265.6)		(2,661.4)		221.7
Finance costs	(253.9)		(281.6)		(282.4)
Finance income	1.7		2.6		26.6
Net finance costs	(252.2)		(279.0)		(255.8)
Loss before tax	(517.8)		(2,940.4)		(34.1)
Taxation	82.7		(34.2)		16.0
Profit/(loss) from continuing operations	(435.1)		(2,974.6)		(18.1)
Profit from discontinued operation (attributable to equity shareholders of the Company)	10.7		5.1		1,487.2
(Loss)/profit for the year	(424.4)		(2,969.5)		1,469.1	[1]
Attributable to:
Equity shareholders of the Company	(424.4)		(2,969.5)		1,468.8
Non-controlling interests	0.0		0.0		0.3
Continuing operations:
Actuarial gain/(loss) on pension schemes liabilities	33.4		(0.4)		(26.2)
Actuarial (loss)/gain on non-plan pension assets	0.2		0.4		0.3
Deferred tax movement on pension schemes	0.0		(5.0)		13.0
Discontinued operation:
Actuarial gain on pension schemes liabilities	0.0		0.0		0.1
Actuarial gain on non-plan pension assets	0.0		0.0		0.1
Currency translation differences - discontinued operation	0.0		0.0		(1.5)
Continuing operations: Items that may be subsequently reclassified to profit or loss
Cash flow hedge movements	42.2		(41.3)		(122.9)
Current tax movement on cash flow hedge movements	(8.0)		7.8		23.3
Deferred tax movement on currency translation differences	(7.8)		(8.7)		14.0
Current tax movement on Euro loan foreign exchange hedging	6.0		0.0		0.0
Deferred tax movement on Euro loan foreign exchange hedging	(8.1)		11.1		0.0
Currency translation differences	68.6		(67.0)		(206.2)
Other comprehensive income/(expense) for the year	126.5		(103.1)		(306.0)	[1]
Total comprehensive income/(expense) for the year	(297.9)		(3,072.6)		1,163.1	[1]
Attributable to:
Equity shareholders of the Company	(297.9)		(3,072.6)		1,162.8
Non-controlling interests	0.0		0.0		0.3
Total comprehensive (expense)/income attributable to the equity shareholders of the company arises from:
Continuing operations	(308.6)		(3,077.7)		(322.8)
Discontinued operations	$ 10.7		$ 5.1		$ 1,485.9
From continuing and discontinued operations
Basic (in dollars per share) | (per share)	$ (1.2612)		$ (8.8463)		$ 3.8850
Diluted (in dollars per share) | (per share)	(1.2612)	[2]	(8.8463)	[2]	3.8435
From continuing operations
Basic (in dollars per share) | (per share)	(1.2930)		(8.8615)		(0.0487)
Diluted (in dollars per share) | (per share)	$ (1.2930)	[2]	$ (8.8615)	[2]	$ (0.0487)

[1]	In accordance with the requirements of IFRS 16 “Leases” the results for the Year ended October 31, 2019 have not been restated.
[2]	The Group reported a loss from continuing operations and a loss for the year attributable to the ordinary equity shareholders of the Company for the year ended October 31, 2021 and October 31, 2020. The Diluted EPS is reported as equal to Basic EPS, as no account can be taken of the effect of dilutive securities under IAS 33.